18. Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Borrowings
Schedule of loans and borrowings

The book value of loans and borrowings consist of the following:

Loans and borrowings	2017	2016	2015
Non-current
Bank loans	$–	$4,179,528	$4,301,125
Finance lease creditor	17,148,421	16,054,972	16,518,357
Other loans	997,826	875,816	901,297
Total non-current	18,146,247	21,110,316	21,720,779
Current
Revolving lines of credit	812,913	711,675	680,075
Bank loans	1,604,426	1,683,705	1,660,946
Finance lease creditor	1,131,182	921,634	1,856,354
Other loans	889,833	889,833	889,833
Total current	4,438,354	4,206,847	5,087,208
Total loans and borrowings	$22,584,601	$25,317,163	$26,807,987

Schedule of bank loans by expiry date and rate

The tables below show the detail of bank loans by expiry date and rate. All bank loan contracts provide for floating rates.

2017	Floating rate	Total

Expiry within 1 year	$1,604,426	$1,604,426
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$1,604,426	$1,604,426

2016	Floating rate	Total

Expiry within 1 year (current)	$1,683,705	$1,683,705
Expiry within 1 and 5 years (non-current)	1,438,478	1,438,478
Expiry in more than 5 years (non-current)	2,741,050	2,741,050
Total	$5,863,233	$5,863,233

2015	Floating rate	Total

Expiry within 1 year (current)	$1,660,946	$1,660,946
Expiry within 1 and 5 years (non-current)	1,507,833	1,507,833
Expiry in more than 5 years (non-current)	2,793,292	2,793,292
Total	$5,962,071	$5,962,071

Schedule of revolving lines of credit

The Group has outstanding balances at December 31, 2017, 2016 and 2015 as follows:

2017	Floating rate	Fixed rate	Total

Expiry within 1 year	$408,042	$404,871	$812,913
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$408,042	$404,871	$812,913

2016	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$356,309	$355,366	$711,675
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$356,309	$355,366	$711,675

2015	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$318,063	$362,012	$680,075
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$318,063	$362,012	$680,075